SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2016
SHORT-TERM LOAN
SHORT-TERM LOAN

11.SHORT-TERM LOAN

Short-term loan consisted of the following:

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Bank borrowings	—	29,311	4,222

Total	—	29,311	4,222

In June 2014, the Company entered into a short-term loan arrangement with SPD Bank (Beijing) of RMB60 million with an interest rate of 7.2% per annum and a maturity term of twelve months. The total amount of RMB68 million fixed deposit from the Company was pledged to secure the loan in June 2014, which was recorded as restricted cash in the consolidated balance sheets. The loan was subsequently repaid in June 2015 with the corresponding pledged deposit released.

On July 21, November 8 and December 21, 2016, the Company entered into short-term loan agreements with Jiangsu Bank (Beijing) of RMB9,371,000 (US$1,350,000), RMB9,940,000 (US$1,432,000) and RMB10,000,000 (US$1,440,000) with an interest rate of 5.655% per annum and a maturity term of twelve months, respectively.